ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The computations of basic and diluted net loss per common share are based on the weighted average number of common shares outstanding during the periods as follows:

	For the Three Months Ended
	September 30,
	2017	2016

Numerator: Net loss	$(370,249)	$(424,521)
Denominator: Weighted average number of common shares outstanding	401,673,199	371,151,459
Basic and diluted net loss per common share	$(0.00)	$(0.00)
	For the Nine Months Ended
	September 30,
	2017	2016

Numerator: Net loss	$(1,622,122)	$(1,232,683)
Denominator: Weighted average number of common shares outstanding	398,041,211	370,333,703
Basic and diluted net loss per common share	$(0.00)	$(0.00)

The computations of basic and diluted net loss per common share are based on the weighted average number of common shares outstanding during the years as follows:

	For the Years Ended December 31,
	2016	2015

Numerator (net loss)	$(2,673,836)	$(2,035,922)

Denominator (weighted average number of common shares outstanding)	375,118,494	355,464,753

Basic and diluted net loss per common share	$(0.01)	$(0.01)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets as of December 31, 2016 and 2015 comprised the following:

	2016	2015

Net operating loss carryforwards	$4,959,900	$4,408,800
Related-party accruals	1,564,700	1,165,900
Valuation allowance	(6,524,600)	(5,574,700)
	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The income tax benefit differs from the amount determined by applying the U.S. federal income tax rate to pretax loss for the years ended December 31, 2016 and 2015 due to the following:

	2016	2015

Income tax benefit based on U.S. statutory rate of 34%	$(909,100)	$(692,200)
Stock issued for expenses	-	269,100
Other	(40,800)	94,000
Change in valuation allowance	949,900	329,100
	$-	$-